Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Credit/(charge) in respect of current year	£ 92	£ (121)	£ (66)
Adjustments in respect of prior years	34	(2)	27
Total current tax credit/(charge)	126	(123)	(39)
Deferred tax
In respect of temporary differences	(6)	96	277
Other adjustments in respect of prior years	(28)	14	(16)
Total deferred tax (charge)/credit	(34)	110	261
Total tax credit/(charge)	£ 92	£ (13)	£ 222